PMD INVESTMENT COMPANY


Financial Statements for the
Year Ended December 31, 1996
and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


To The Shareholders and
  Board of Directors
PMD Investment Company
Omaha, Nebraska

We have audited the accompanying statement of assets and liabilities of PMD Investment Company, including the schedule of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and per share data and ratios referred to above present fairly, in all material respects, the financial position of PMD Investment Company as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



January 20, 1997
Omaha, Nebraska

PMD INVESTMENT COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
ASSETS:
  Investments in securities, at approximate market value,
    amortized cost of $13,419,270                              $13,684,913

  Investment in tax-exempt money-market fund                     1,624,179
                                                               ___________

           Total Investments                                    15,309,092

  Interest receivable                                              193,756
                                                               ___________

           Total Assets                                         15,502,848

LIABILITIES:

  Accrued expenses                                                  13,045
                                                               ___________

NET ASSETS (equivalent to $4.31 per share based on
    3,596,795 shares of common stock outstanding at
    December 31, 1996)                                         $15,489,803
                                                               ===========


See notes to financial statements.

PMD INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996
                                                                                         Approximate
                                                           Principal      Amortized         Market
                                                             Amount          Cost            Value
Abby National PLC Sub, 6.69%, due October 17,
  2005                                                     $  550,000     $  555,939     $  540,980
Clark County, Washington Public Utilities District #1
  Electric Revenue, 6.3%, due January 1, 2004,
  callable January 1, 2001                                     250,000       249,079        267,225
Denver Met Major League Baseball Stadium
  District Colorado, 6.35%, due October 1, 2003                250,000       250,000        272,150
Douglas County, Nebraska SID #17 (Millard),
  6.1%, due October 1, 2002                                    200,000       200,000        203,220
Federal Home Loan Mortgage Company, 7.0%,
  due June 1, 2024                                           2,077,360     2,086,106      2,039,137
Federal National Mortgage Association, 6.5%,
  due January 1, 2024                                        1,119,830     1,104,022      1,069,102
Federal National Mortgage Association, 7.8%,
  due March 29, 2005, callable March 29, 2000                1,000,000     1,046,074      1,017,500
Florida State, General Services Revenues,
  6%, due July 1, 2001                                         220,000       219,747        234,322
Grand Island, Nebraska Sanitary Sewer Revenue,
  4.8%, due April 1, 2000                                      400,000       400,000        402,120
Hanover County, Virginia IDA Public Facilities
  Lease Revenue, 6.75%, due July 15, 2007                      150,000       150,000        164,610
Jefferson County, West Virginia Residential
  Mortgage Revenue, Refunding Series A, 7.75%
  due January 1, 2012, callable January 1, 2001                 75,000        75,425         79,470
Lincoln, Nebraska Hospital Revenue, 7%, due
  December 1, 1999, callable December 1, 1999                  180,000       180,000        192,960
Lincoln, Nebraska Water Revenue, 6.7%, due
  November 1, 2000                                             250,000       250,000        271,475
Milwaukee County, Wisconsin, Series A, 6.4%,
  due December 1, 2003                                         200,000       201,568        208,520
Nebraska Educational Facility Authority,
  Creighton University, 6.65%, due
  September 1, 1998                                            250,000       250,000        261,250
Nebraska Educational Facility Authority,
  Creighton University, 5.75%, due June 1, 1997                125,000       125,000        126,200


See notes to financial statements.

PMD INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996 (Continued)
                                                                                                                    Approximate
                                                           Principal       Amortized        Market
                                                             Amount          Cost           Value
Nebraska Higher Education Loan Program
  Series C, Adjustable Rate Revenue, 3.6%,
  due December 1, 2015                                     $   600,000     $   600,000     $   600,000
Nebraska Investment Finance Authority, 6.9%,
  due March 15, 2000                                           295,000         295,000         306,741
Nebraska Investment Finance Authority, SFM
  Revenue, GNMA Mortgage Backed Security
  Program, Series D, 6%, due September 15, 1997                215,000         215,000         217,215
Omaha, Nebraska, 6.8%, due December 1, 1999                    365,000         365,370         390,623
Omaha, Nebraska, 4.15%, due October 15,1998                    485,000         486,146         486,843
Omaha Public Power District, Nebraska Electric
  Revenue, Series B, 5.9%, due February 1, 2006                450,000         450,000         477,540
Omaha Public Power District, Nebraska Electric
  Revenue, Series A, 5%, due February 1, 2001                  500,000         508,956         511,050
Puerto Rico Public Buildings Authority,
  Guaranteed Public Education and Health
  Facilities, 7.75%, due July 1, 2002,
  callable July 1, 1997                                        345,000         346,006         359,214
Richardson, Texas, 7%, due March 1, 2007                       500,000         495,503         528,200
Sabine River Authority, Texas Water Supply
  Facility, Lake Fork Project, 6.5%, due
  December 1, 2001                                             265,000         264,363         284,928
Travelers Group Inc., Serial Note, 9.5%, due
  March 1, 2002                                                500,000         555,023         562,100
Travelers Group Inc., Serial Note, 9.5%, due
  March 1, 2002                                                 50,000          56,288          56,210
Tucson, Arizona, G.O., Ref. 5.8%,
  due July 1, 2005                                             250,000         249,247         266,250
University of Nebraska Facilities Corp., 7.2%,
  due July 1, 2004, callable July 1, 2000                      250,000         250,000         275,575
Vermont State, Series B, 5.7%, due August 1,                   400,000         397,597         426,760
2005
Washington State, Series A and AT-6, 5.8%, due
  February 1, 2003                                             250,000         247,220         264,700
Wisconsin Housing and Economic Development,
  Series 1, 7%, due October 1, 2003                            295,000         294,591         320,723
                                                           ___________     ___________     ___________

Totals                                                     $13,312,190     $13,419,270     $13,684,913
                                                           ===========     ===========     ===========


See notes to financial statements.

PMD INVESTMENT COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996


Interest Income:
  From investments                                   $  911,399

Expenses:
  Investment advisory fee                                36,307
  Custodian fees                                          7,641
  Professional fees                                      36,202
  Shareholders' servicing costs                           5,185
  Directors' fees                                        15,000
  Other                                                   8,380
                                                     ----------
           Total Expenses                               108,715
                                                      ---------

Net Investment Income                                   802,684

Realized gain from securities
transactions:
  Proceeds from sales                                 3,115,874
  Cost of securities sold                             3,079,888
                                                     ----------

           Net Realized Gain                             35,986

Unrealized appreciation of investments:
  Beginning of period                                   606,538
  End of period                                         265,643

           Change in Unrealized Appreciation           (340,895)


Net Realized Gain and Decrease in Unrealized
  Appreciation on Investments                          (304,909)
                                                      ---------

Increase in Net Assets Resulting from Operations      $  497,775
                                                      ==========


See notes to financial statements.

PMD INVESTMENT COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 AND 1995

                                                                                      Accumulated
                                                                    Undistributed       Realized       Unrealized
                                  Common Stock                           Net          Gain (Loss)      Appreciated
                               Shares     $.50 Par      Retained     Investment        on Sale of     (Depreciation)
                                            Value       Earnings       Income          Securities     of Investments    Total

Year ended December 31, 1995:
  Net investment income            -     $     -      $     -         $ 826,288        $    -          $    -        $   826,288
  Net realized gain from
    securities transactions        -          -             -              -             195,196            -            195,196
  Change in unrealized
    appreciation of
    investments                    -          -             -           -                   -            373,912         373,912
                              _________  __________   ___________   _________          _________       _________     ___________
  Increase in net assets
    from operations                -          -             -        826,288             195,196         373,912        1,395,396
  Dividends - $.228 per
    share                          -          -             -       (873,849)               -               -           (873,849)
  Common stock redeemed
    (Note B)                   (173,447)   (86,724)     (657,744)       -                   -               -           (744,468)
                              _________  __________   ___________   _________          _________       _________     ___________
           Total decrease in
             net assets        (173,447)   (86,724)     (657,744)    (47,561)           195,196         373,912        (222,921)

  Net assets on January 1,
    1995                      3,978,774   1,989,387    15,040,246     (96,857)           (76,675)        232,626      17,088,727
                              _________  __________   ___________   _________          _________       _________     ___________

  Net assets on December 31,
    1995                      3,805,327  $1,902,663   $14,382,502   $(144,418)         $ 118,521       $ 606,538     $16,865,806
                              =========  ==========   ===========   =========          =========       =========     ===========

Year ended December 31, 1996:
  Net investment income            -     $     -      $      -      $ 802,684          $    -          $    -        $   802,684
  Net realized gain from
    securities transactions        -           -             -           -                35,986            -             35,986
  Change in unrealized
    appreciation of
    investments                    -           -             -           -                  -           (340,895)       (340,895)
                              _________  __________   ___________   _________          _________       _________     ___________
  Increase in net assets
    from operations                -           -             -        802,684             35,986        (340,895)        497,775
  Dividends - $.265 per share      -           -             -       (763,314)          (190,738)           -           (954,052)
  Common stock redeemed
    (Note B)                   (208,532)   (104,266)     (815,460)       -                  -               -           (919,726)
                              _________  __________   ___________   _________          _________       _________     ___________

           Total decrease in
             net assets        (208,532)   (104,266)     (815,460)     39,370           (154,752)       (340,895)     (1,376,003)

Net assets on January 1,
  1996                        3,805,327   1,902,663    14,382,502    (144,418)           118,521         606,538      16,865,806
                              _________  __________   ___________   _________          _________       _________     ___________

Net assets on December 31,
  1996                        3,596,795  $1,798,39    $13,567,042   $(105,048)         $ (36,231)      $(265,643)    $15,489,803
                              =========  ==========   ===========   =========          =========       =========     ===========


See notes to financial statements.

PMD INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 1996


A. SIGNIFICANT ACCOUNTING POLICIES

   The Company is registered under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

   Investment Securities - Investments in securities are valued at market value as determined by the Company's investment advisor at December 31, 1996.

   Securities Transactions - Securities transactions are recorded on a trade date basis. Cost of securities sold is determined using
   the identified   cost method.

   Interest Income - Interest income, adjusted for amortization of premium or accretion of discounts on investments in municipal bonds and notes, is earned from settlement date and recorded on the accrual basis.

   Income Taxes - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income, including capital gains, to its shareholders. No income tax provision has been made since substantially all the income and capital gains are reported by the shareholders on their own tax returns.

   Management and Service Fees - The investment advisory fee, which is payable monthly, is based on the value of net assets at each month-end at the annual rate of one-quarter of one percent on the first $10,000,000 of the net asset value and .15 percent of the net asset value in excess of $10,000,000, with a minimum fee of $10,000 per year. Fees for the services of each of the directors of the Company are $5,000 annually with an additional $500 for each board or committee meeting attended in excess of four meetings each year. No additional compensation or benefits are paid to officers or directors of the Company.

   Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. REDEMPTION OF SHARES

   At December 31, 1996, the Company had authorized 20,000,000 shares of $.50 par value common stock.

   Shareholders may redeem shares of stock and receive the net asset value per share on any December 31 or June 30 by tendering the shares to be redeemed 90 days prior to the intended redemption date.

C. CONTINGENT LIABILITIES

   On January 15, 1981, the Company sold substantially all of its assets which had been used in its former operations as a discount store business. Although the purchaser of the Company's operating assets assumed substantially all of the Company's liabilities and obligations as part of the purchase transaction, the Company remains contingently liable for such liabilities and obligations, including obligations under long-term real estate and equipment leases and real estate mortgages until released by the obligees or until such liabilities and obligations have been satisfied or discharged. The total of such liabilities and obligations not released by the obligees amounted to approximately $5,113,758 as of December 31, 1996.

D. PURCHASES AND SALES OF SECURITIES

   The following summarizes the approximate value of securities transactions for the periods indicated.

                                          Year Ended                     Year Ended
                                        December 31, 1996            December 31, 1995
                                      Purchases      Sales         Purchases       Sales
Tax Exempt:
  Municipal bonds and notes           $1,110,810   $1,541,000     $      -      $ 6,643,741

Taxable:
  Corporate                                 -          526,372      1,686,395          -
  Government agency                         -       1,048,502       8,529,665     3,235,176
                                      __________   __________     ___________   ___________
                                       1,110,810    3,115,874      10,216,060     9,878,917

Other tax-exempt short-term
  investments                          4,038,551    3,007,848      10,980,674    11,893,891
                                      __________   __________     ___________   ___________

                                      $5,149,361   $6,123,722     $21,196,734  $21,772,808
                                      ==========   ==========     ===========  ===========

   Net realized gain on sale of investments was $35,986 and $195,196 for the year ended December 31, 1996 and 1995, respectively.

E. SUPPLEMENTARY INFORMATION - SELECTED PER SHARE DATA AND RATIOS

                                                                Year Ended December 31,
                                                 1996         1995         1994         1993         1992
Weighted average shares
  outstanding
                                               3,626,328    3,825,907    3,988,480    4,061,542    4,109,168
                                              ==========   ==========   ==========   ==========   ==========

Interest income                               $    0.251   $    0.240   $    0.255   $    0.268   $   0.295
Expenses                                           0.030        0.024        0.025        0.024       0.024
                                              ----------   ----------   ----------   ----------   ---------
Net investment income                              0.221        0.216        0.230        0.244       0.271
Distribution from net
  investment income                               (0.262)      (0.228)      (0.243)      (0.251)     (0.286)
Increase (decrease) in unrealized
  appreciation of investments                     (0.094)       0.098       (0.244)       0.116      (0.019)
Net realized gain (loss) from
  securities transactions                          0.010        0.051         -          (0.002)     (0.005)
                                              ----------   ----------   ----------   ----------   ---------

Increase (decrease) in net assets                 (0.125)       0.137       (0.257)       0.107      (0.039)
Net asset value at beginning of
  period                                           4.431        4.294        4.551        4.444       4.483
                                              ----------   ----------   ----------   ----------   ---------

Net asset value at end of period              $    4.306   $    4.431   $    4.294   $    4.551   $    4.444
                                              ==========   ==========   ==========   ==========   ==========

Ratio of expenses to average
  net assets                                       0.7 %        0.5 %        0.6 %        0.5 %        0.5 %

Ratio of net investment income to
  average net assets                               5.0 %        4.9 %        5.2 %        5.4 %        6.2 %

Portfolio turnover                                19.8 %       59.6 %        2.3 %       11.5 %       14.9 %

Number of shares outstanding at
  end of period (in thousands)                     3,597        3,805        3,979        4,072        4,074
